CONVERTIBLE DEBT (Details Narrative) - USD ($)						1 Months Ended									3 Months Ended	12 Months Ended
	Apr. 07, 2022	Aug. 10, 2021	Nov. 11, 2020	Jul. 07, 2020	May 07, 2020	Mar. 28, 2022	Aug. 16, 2021	Apr. 22, 2021	Apr. 20, 2021	Apr. 16, 2021	Feb. 16, 2021	Oct. 28, 2020	Dec. 31, 2019	Jul. 25, 2019	Jun. 30, 2022	Mar. 31, 2020
Debt conversion, principle balance						$ 200,000	$ 100,000	$ 82,500	$ 138,000	$ 100,000
Accrued interest						9,973	5,000	8,250	6,805	5,000
Financing costs						$ 50,000	$ 35,000	$ 24,750	$ 41,400	$ 35,000
Common stock shares issued upon conversion of debt																757,142
Risk free interest rate															2.80%
Volatility rate															129.00%
Expected life															9 months
7% Convertible Note [Member]
Convertible debt													$ 161,250
Conversion price, Description													The note is convertible into common stock of the Company after 180 days at the rate of 60% of the lowest trading price for twenty days prior to conversion or $0.078 whichever is lower. The note may be repaid to the issuer within 180 days from issuance at variable premium rates of 115% to 135% above face value calculated on the outstanding face value of the note plus guaranteed interest .
Original issue discount													$ 11,250
8% Convertible Note [Member]
Convertible debt				$ 50,000	$ 50,000
Conversion price, Description					The note was convertible into common stock at the lesser of $0.20 per share or 80% of the lowest closing bid five days prior to conversion.
Series A Convertible Preferred Stock [Member]
Debt conversion, principle balance	$ 25,000	$ 200,000	$ 7,500								$ 5,000	$ 10,000
Common stock shares issued upon conversion of debt				50,000
Convertible debt	$ 275,000		$ 82,500								$ 100,000	$ 138,000
Conversion price, Description	Within 180 days of issuance, the note may be repaid at a premium of 115% of the face value of the note and 150% of the unconverted balance of the note after 180 days and prior to maturity. After 180 days the note may be converted into common stock of the Company at $0.075 per share or a 20% discount to the lowest VWAP (Volume- Weighted Average Pricing) price during the 10 days prior to conversion.	Within 180 days of issuance the note may be repaid at an escalating premium up to 125% of the face value of the note. After 180 days the note was convertible into common stock of the Company at $0.06 per share or a 25% discount to the lowest trading price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years.	After 180 days the note was convertible into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion.								After 180 days the note was convertible into common stock of the Company at a 30% discount to the lowest trading price during the 15 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 213% and expected life of 1.00 years.	After 180 days the note was convertible into common stock of the Company at $0.04 per share or a 30% discount to the VWAP during the 20 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 212% and expected life of .50 years.		Each share of series A preferred is convertible after 180 days to four shares of common stock ($0.25 per share) or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares and accrues 7% interest annually.
Risk free interest rate	0.05%	10.00%	10.00%								10.00%
Debt maturity date	Mar. 29, 2023	Feb. 10, 2022	Oct. 28, 2021								Feb. 16, 2022	Oct. 28, 2021
Interest rate	8.00%											10.00%
Volatility rate	132.00%
Expected life	6 months